EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Additional information (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ADR [Member] | Preference shares [member]
Disclosure of depositary receipts [line items]
Number of shares represented by one depositary receipt	20	20	20